Income taxes (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Tax effect from change in tax rate	$ 3,978,000	$ 1,725,000
Tax effect of Federal tax rate	4,245,000
Quebec [Member]
Statement [Line Items]
Tax effect from change in tax rate	$ 267,000
Top of range [Member]
Statement [Line Items]
Tax rate effect of Federal tax rate	35.00%
Top of range [Member] | Quebec [Member]
Statement [Line Items]
Tax rate effect from change in tax rate	11.80%	11.80%
Bottom of range [Member]
Statement [Line Items]
Tax rate effect of Federal tax rate	21.00%
Bottom of range [Member] | Quebec [Member]
Statement [Line Items]
Tax rate effect from change in tax rate	11.50%	11.50%